SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (507,367)	$ (418,848)
Property and equipment, net	$ 79,969	102,560	183,950
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		274,905	267,776
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		75,369	75,369
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		45,877	45,877
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		20,746	20,746
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 193,030	$ 193,030